Exceptional items (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2023	2022¹

COVID-19 costs	-	(13)
Restructuring	(50)	(51)
Business and asset disposal (including impairment losses)	(38)	6
Legal costs	(19)	-
AB InBev Efes related costs	-	(47)
Impact on profit from operations	(107)	(105)

Exceptional net finance income/(cost)	(703)	176
Exceptional share of results of associates	-	(1 143)
Exceptional taxes	51	69
Exceptional non-controlling interest	9	(3)
Net impact on profit	(750)	(1 006)

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.